                                                                                                March 4, 2013

Securities and Exchange Commission

Office of Filings and Information Services

100 F Street, NE

Washington, D.C.  20549

            Re:       The Dreyfus/Laurel Funds Trust (the “Registrant”)

                           -Dreyfus High Yield Fund

                        File No.  811-524

Dear Sir/Madam,

            Transmitted for filing is Form N-CSR for the above-referenced series of the Registrant for the fiscal year ended December 31, 2012.

            Please direct any questions or comments to the attention of the undersigned at (212) 922-6867

                                                                                                Very truly yours,

                                                                                                /s/ Denise Negron

                                                                                                Denise Negron

                                                                                                Paralegal

DN/

Enclosures